PROVISIONS, COMMITMENTS, CONTINGENT ASSET AND LIABILITIES - Additional (Details) - TRY (₺) ₺ in Thousands	Dec. 31, 2025	Dec. 31, 2024
PROVISIONS, COMMITMENTS, CONTINGENT ASSET AND LIABILITIES
Letters of guarantees provided to public institutions and suppliers within the framework of banks being a guarantor	₺ 9,178,544	₺ 7,001,726